Supplement to the
Fidelity® SAI High Income Fund
June 29, 2022
Summary Prospectus

Michael Weaver no longer serves as a Co-Portfolio Manager of the fund.

SAH-SUSTK-0623-101 1.990478.101	June 7, 2023